Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
18.    OTHER LONG-TERM LIABILITIES
Other long-term liabilities consist of:

	2021	2020
Long-term portion of income taxes payable	$147	$199
Deferred revenue	127	52
Asset retirement obligation	37	39
Long-term portion of fair value of hedges [note 21]	8	5
Other	57	37

	$376	$332